Property, plant and equipment (Schedule of Property, Plant and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	$ 614,047	$ 614,665
Depreciation	(90,980)	(81,139)	$ (108,971)
Property, plant and equipment at year-end	666,879	614,047	614,665
Oil and gas properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	394,775	420,172
Depreciation	(76,720)	(66,011)	(89,344)
Property, plant and equipment at year-end	436,977	394,775	420,172
Furniture, equipment and vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	2,044	3,722
Property, plant and equipment at year-end	2,294	2,044	3,722
Production facilities and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	84,560	87,842
Property, plant and equipment at year-end	93,654	84,560	87,842
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	4,994	5,467
Depreciation	(672)	(700)	(490)
Property, plant and equipment at year-end	4,433	4,994	5,467
Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	27,204	18,848
Property, plant and equipment at year-end	16,480	27,204	18,848
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	100,470	78,614
Property, plant and equipment at year-end	113,041	100,470	78,614
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	1,317,157	1,297,057	1,152,386
Additions	169,114	128,164	72,435
Currency translation differences	3,233	(3,637)	(16,136)
Disposals	(2,090)	(7,350)	(815)
Write-off / Impairment loss	(25,789)	(16,596)	(186,516)
Transfers	0	0	0
Acquisitions			276,988
Assets held for sale		(80,481)	(1,285)
Property, plant and equipment at year-end	1,461,625	1,317,157	1,297,057
Gross carrying amount [member] | Oil and gas properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	957,932	968,617	830,937
Retirements, property, plant and equipment	7,558	1,094	2,863
Currency translation differences	2,921	(3,284)	(14,399)
Disposals	0	0	0
Write-off / Impairment loss	0	(1,575)	(77,667)
Transfers	125,962	68,315	48,361
Acquisitions			185,533
Assets held for sale		(73,047)	(1,285)
Property, plant and equipment at year-end	1,079,257	957,932	968,617
Gross carrying amount [member] | Furniture, equipment and vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	18,712	20,707	19,549
Additions	1,620	930	1,180
Currency translation differences	37	(43)	(194)
Disposals	(1,290)	(1,762)	(555)
Write-off / Impairment loss	0	0	0
Transfers	14	58	174
Acquisitions			553
Assets held for sale		(1,178)	0
Property, plant and equipment at year-end	19,093	18,712	20,707
Gross carrying amount [member] | Production facilities and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	201,177	197,829	172,507
Additions	6	0	0
Currency translation differences	232	(246)	(1,036)
Disposals	(26)	(900)	0
Write-off / Impairment loss	0	(2,759)	(11,357)
Transfers	21,338	13,305	21,534
Acquisitions			16,181
Assets held for sale		(6,052)	0
Property, plant and equipment at year-end	222,727	201,177	197,829
Gross carrying amount [member] | Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	11,662	12,442	11,770
Additions		0	422
Retirements, property, plant and equipment	14
Currency translation differences	6	(16)	(59)
Disposals	(774)	(978)	(227)
Write-off / Impairment loss	0	0	0
Transfers	147	391	324
Acquisitions			212
Assets held for sale		(177)	0
Property, plant and equipment at year-end	11,027	11,662	12,442
Gross carrying amount [member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	27,204	18,848	69,587
Additions	107,171	82,094	55,267
Currency translation differences	18	(18)	(47)
Disposals	0	(3,372)	(33)
Write-off / Impairment loss	0	0	(44,840)
Transfers	(117,913)	(70,321)	(62,285)
Acquisitions			1,199
Assets held for sale		(27)	0
Property, plant and equipment at year-end	16,480	27,204	18,848
Gross carrying amount [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	100,470	78,614	48,036
Additions	67,889	46,234	18,429
Currency translation differences	19	(30)	(401)
Disposals	0	(338)	0
Write-off / Impairment loss	(25,789)	(12,262)	(52,652)
Transfers	(29,548)	(11,748)	(8,108)
Acquisitions			73,310
Assets held for sale		0	0
Property, plant and equipment at year-end	113,041	100,470	78,614
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	(703,110)	(682,392)	(584,598)
Currency translation differences	(2,673)	2,518	10,646
Depreciation	(90,980)	(81,139)	(108,971)
Disposals	2,017	3,063	398
Assets held for sale		54,840	133
Property, plant and equipment at year-end	(794,746)	(703,110)	(682,392)
Accumulated depreciation, amortisation and impairment [member] | Oil and gas properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	(563,157)	(548,445)	(467,806)
Currency translation differences	(2,403)	2,219	8,572
Depreciation	(76,720)	(66,011)	(89,344)
Disposals	0	0	0
Assets held for sale		49,080	133
Property, plant and equipment at year-end	(642,280)	(563,157)	(548,445)
Accumulated depreciation, amortisation and impairment [member] | Furniture, equipment and vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	(16,668)	(16,985)	(15,149)
Currency translation differences	(33)	37	155
Depreciation	(1,344)	(1,960)	(2,317)
Disposals	1,246	1,325	326
Assets held for sale		915	0
Property, plant and equipment at year-end	(16,799)	(16,668)	(16,985)
Accumulated depreciation, amortisation and impairment [member] | Production facilities and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	(116,617)	(109,987)	(95,047)
Currency translation differences	(231)	246	1,880
Depreciation	(12,244)	(12,468)	(16,820)
Disposals	19	900	0
Assets held for sale		4,692	0
Property, plant and equipment at year-end	(129,073)	(116,617)	(109,987)
Accumulated depreciation, amortisation and impairment [member] | Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	(6,668)	(6,975)	(6,596)
Currency translation differences	(6)	16	39
Depreciation	(672)	(700)	(490)
Disposals	752	838	72
Assets held for sale		153	0
Property, plant and equipment at year-end	(6,594)	(6,668)	(6,975)
Accumulated depreciation, amortisation and impairment [member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	0	0	0
Currency translation differences	0	0	0
Depreciation	0	0	0
Disposals	0	0	0
Assets held for sale		0	0
Property, plant and equipment at year-end	0	0	0
Accumulated depreciation, amortisation and impairment [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	0	0	0
Currency translation differences	0	0	0
Depreciation	0	0	0
Disposals	0	0	0
Assets held for sale		0	0
Property, plant and equipment at year-end	$ 0	$ 0	$ 0